Related party transactions	12 Months Ended
Mar. 31, 2021
Related party transactions [abstract]
Related party transactions [Text Block]

13.  Related party transactions

The Company engaged an entity that is related by virtue of common officers for the following related party transactions:

  For the year ended March 31, 2021, the Company made payments of $4,584 (2020 - $75,006) for office space rental.
  For the year ended March 31, 2021, included in general and administrative expenses (management fees) are $2,241 (2020 - $1,181), for services provided to the Company.  At March 31, 2021, $75 (2020 - $11) of this amount is included in accounts payable and accrued liabilities.  For the year ended March 31, 2021, included in interest and other income is $7,709 (2020 - $14,197) for management services provided by the Company.  At March 31, 2021, $437 (2020 - $1,785), of this amount is included in amounts receivable.

Burcon has a Services Agreement with Merit Foods to provide technical, administrative and general management services, research and analytical services and sample production services based on rates set out in the Services Agreement.  (See note 5 for details).

In connection with the LC, Burcon Holdings entered into the Merit Loan Agreement with Merit Foods in the amount of $6.5 million.  During the year ended March 31, 2021, Burcon recorded interest income of $120,205 (2020 - $nil) related to the Merit Loan, of which $nil was included in amounts receivable as at March 31, 2021 (March 31, 2020 - $nil).

Certain directors and an officer subscribed for $2.0 million of the Debentures.  During the year ended March 31, 2021, the Company made total convertible debenture interest payments of $126,803 to these directors and officer.

Burcon had the Loan (note 8) and Note (note 7) with Large Scale, a company that is wholly owned by Firewood.  For the year ended March 31, 2020, included in interest expense is $56,502 related to the Note and $60,756 related to the Loan.

Upon completion of the 2019 Rights Offering, the exercise price for the share purchase warrants issued to Dr. Yap, former chief executive officer of the Company, was adjusted from $0.69 per share to $0.45 per share.  The Company recorded $85,420 as financing expense during fiscal 2020.  During the year ended March 31, 2020, Dr. Yap exercised the warrants for 1,182,099 common shares.